First Trust Active Global Quality Income ETF (AGQI)
Portfolio of Investments
August 31, 2024 (Unaudited)

Shares	Description	Value
COMMON STOCKS (a) — 97.5%
	Banks — 2.2%
34,643	Bank of America Corp.	$1,411,702
	Beverages — 4.1%
36,653	Coca-Cola (The) Co.	2,656,243
	Diversified Telecommunication Services — 5.3%
101,265	TELUS Corp. (CAD)	1,635,840
43,248	Verizon Communications, Inc.	1,806,901
		3,442,741
	Electric Utilities — 3.0%
136,739	Iberdrola S.A. (EUR)	1,937,759
	Electrical Equipment — 7.1%
36,663	nVent Electric PLC	2,491,618
8,467	Schneider Electric SE (EUR)	2,149,859
		4,641,477
	Electronic Equipment, Instruments & Components — 3.0%
12,632	TE Connectivity Ltd.	1,940,275
	Food Products — 2.4%
14,815	Nestle S.A. (CHF)	1,586,332
	Health Care Equipment & Supplies — 3.3%
24,150	Medtronic PLC	2,139,207
	Household Durables — 3.2%
21,550	Sony Group Corp. (JPY)	2,093,235
	Industrial Conglomerates — 4.3%
6,780	Honeywell International, Inc.	1,409,630
7,469	Siemens AG (EUR)	1,402,899
		2,812,529
	Insurance — 7.9%
123,027	AIA Group Ltd. (HKD)	874,843
59,450	AXA S.A. (EUR)	2,260,631
69,455	Dai-ichi Life Holdings, Inc. (JPY)	1,984,496
		5,119,970
	Metals & Mining — 1.8%
18,738	Rio Tinto PLC (GBP)	1,173,832
	Oil, Gas & Consumable Fuels — 8.7%
78,496	Shell PLC (EUR)	2,785,734
41,910	TotalEnergies SE (EUR)	2,881,095
		5,666,829
	Personal Care Products — 3.7%
36,902	Unilever PLC (EUR)	2,375,695
Shares	Description	Value

	Pharmaceuticals — 7.7%
15,526	Novo Nordisk A/S, Class B (DKK)	$2,158,377
25,280	Sanofi S.A. (EUR)	2,827,984
		4,986,361
	Professional Services — 4.8%
66,595	RELX PLC (GBP)	3,095,184
	Semiconductors & Semiconductor Equipment — 7.0%
102,158	Taiwan Semiconductor Manufacturing Co., Ltd. (TWD)	3,014,603
8,600	Tokyo Electron, Ltd. (JPY)	1,518,045
		4,532,648
	Software — 6.6%
6,669	Microsoft Corp.	2,781,907
10,531	Oracle Corp.	1,487,925
		4,269,832
	Specialized REITs — 2.8%
8,089	American Tower Corp.	1,812,421
	Specialty Retail — 2.9%
5,030	Home Depot (The), Inc.	1,853,555
	Technology Hardware, Storage & Peripherals — 3.4%
49,808	Samsung Electronics Co., Ltd. (Preference Shares) (KRW)	2,237,137
	Textiles, Apparel & Luxury Goods — 2.3%
9,458	Cie Financiere Richemont S.A., Class A (CHF)	1,489,269
	Total Common Stocks	63,274,233
	(Cost $55,097,647)
MONEY MARKET FUNDS — 0.1%
47,217	Dreyfus Government Cash Management Fund, Institutional Shares - 5.19% (b)	47,217
	(Cost $47,217)

	Total Investments — 97.6%	63,321,450
	(Cost $55,144,864)
	Net Other Assets and Liabilities — 2.4%	1,547,754
	Net Assets — 100.0%	$64,869,204

(a)	Securities are issued in U.S. dollars unless otherwise indicated in the security description.
(b)	Rate shown reflects yield as of August 31, 2024.

First Trust Active Global Quality Income ETF (AGQI)
Portfolio of Investments (Continued)
August 31, 2024 (Unaudited)
Abbreviations throughout the Portfolio of Investments:
CAD	– Canadian Dollar
CHF	– Swiss Franc
DKK	– Danish Krone
EUR	– Euro
GBP	– British Pound Sterling
HKD	– Hong Kong Dollar
JPY	– Japanese Yen
KRW	– South Korean Won
REITs	– Real Estate Investment Trusts
TWD	– New Taiwan Dollar
USD	– United States Dollar

Country Allocation†	% of Net Assets
United States	23.5%
France	15.6
United Kingdom	14.5
Japan	8.6
Switzerland	7.7
Ireland	7.1
Taiwan	4.7
South Korea	3.5
Denmark	3.3
Spain	3.0
Canada	2.5
Germany	2.2
Hong Kong	1.4
Total Investments	97.6
Net Other Assets and Liabilities	2.4
Total	100.0%

†	Portfolio securities are categorized based upon their country of incorporation.

Currency Exposure Diversification	% of Total Investments
USD	34.5%
EUR	29.4
JPY	8.8
GBP	6.7
CHF	4.9
TWD	4.8
KRW	3.5
DKK	3.4
CAD	2.6
HKD	1.4
Total	100.0%

Valuation Inputs
The Fund is subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:
• Level 1 – Level 1 inputs are quoted prices in active markets for identical investments.
• Level 2 – Level 2 inputs are observable inputs, either directly or indirectly. (Quoted prices for similar investments, valuations based on interest rates and yield curves, or valuations derived from observable market data.)
• Level 3 – Level 3 inputs are unobservable inputs that may reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the investment.
The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments.
A summary of the inputs used to value the Fund’s investments as of August 31, 2024 is as follows:

	Total Value at 8/31/2024	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$ 63,274,233	$ 63,274,233	$ —	$ —
Money Market Funds	47,217	47,217	—	—
Total Investments	$63,321,450	$63,321,450	$—	$—

*	See Portfolio of Investments for industry breakout.